Other current assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other current assets
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2015	December 31, 2014
Reimbursable amounts due from customers	23.5	18.5
Mobilization revenue receivable - short-term	42.0	42.0
Favorable contracts to be amortized - short-term	70.5	40.5
Insurance receivable	12.1	14.9
Prepaid expenses	13.1	11.2
Other	5.4	2.2
Total other current assets	166.6	129.3

The Mobilization revenue receivable - short-term portion relates to the mobilization revenue receivable from the West Vela, West Auriga and West Capricorn. Favorable contracts to be amortized - short-term portion relates to the favorable contracts acquired with the West Polaris, West Vela and West Auriga from Seadrill.

Favorable contracts
Favorable drilling contracts are recorded as intangible assets at fair value on the date of acquisition less accumulated amortization. The amounts recognized represent the net present value of the existing contracts at the time of acquisition compared to the current market rates at the time of acquisition, discounted at the weighted average cost of capital. The estimated favorable contract values have been recognized and amortized on a straight line basis over the terms of the contracts, ranging from two to five years. The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2015			December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Favorable contracts - intangible assets
Balance at beginning of period	280.9	(14.8)	266.1	—	—	—
Additions *	76.4	—	76.4	280.9	—	280.9
Amortization of favorable contracts	—	(66.9)	(66.9)	—	(14.8)	(14.8)
Balance at end of period	357.3	(81.7)	275.6	280.9	(14.8)	266.1

*Additions to favorable contracts during the year are net of measurement period adjustments.

The amortization is recognized in the statement of operations under "amortization of favorable contracts". The table below shows the amounts relating to favorable and unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2016	2017	2018	2019	2020	Total
Amortization of favorable contracts	70.5	70.5	50.6	45.6	38.4	275.6